Supplemental Cash Flow Information	9 Months Ended
Jan. 31, 2025
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
15.
SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash investing and financing transactions (in thousands)	January 31, 2025 $	January 31, 2024 $
Acquisition of building, vehicle and equipment by lease	207	7,963
Settlement of debentures	4,242	—

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2024 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	January 31, 2025 $
Deferred acquisition payments	284	—	—	—	8	7	299
Debentures	—	—	4,242	(4,242)	—	—	—
Leases	13,680	(1,142)	207	—	—	183	12,928
Total	13,964	(1,142)	4,449	(4,242)	8	190	13,227

			Non-cash changes
(in thousands)	April 30, 2023 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	January 31, 2024 $
Deferred acquisition payments	717	—	—	—	15	(164)	568
Leases	7,267	(1,037)	7,963	—	—	200	14,393
Total	7,984	(1,037)	7,963	—	15	36	14,961